Investments accounted for using the equity method - Summary of Principal Transactions and Balances with Related Parties (Details) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026	Oct. 31, 2024	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Subordinate Hybrid Bond, Related Party Transactions						€ 200
EUROAPI
Disclosure of transactions between related parties [line items]
Stock price		€ 2.27	€ 2.88	€ 5.73	€ 0.10
Associates and joint ventures
Disclosure of transactions between related parties [line items]
Sales (c) (d)	[1],[2]	€ 50	€ 103	€ 157
Royalties and other income(c) (d)	[1],[2]	194	71	14
Accounts receivable and other receivables	[3]	588	184	249
Other Assets, Related Party Transactions	[4]	143	189	0
Purchases and other expenses (including research expenses) (c) (d)	[1],[2]	868	600	573
Accounts payable and other liabilities		710	160	€ 190
Associates and joint ventures | EUROAPI
Disclosure of transactions between related parties [line items]
Subordinate Hybrid Bond, Related Party Transactions		€ 143	€ 189				€ 200

[1]	(c)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(d)In 2025, these amounts include transactions between Sanofi and the associate OPAL JV Co for the period from May 1, 2025 through December 31, 2025.
[3]	(a)Includes loans to joint ventures and associates not being in substance part of the investment.
[4]	(b)In October 2024, Sanofi raised its investment in EUROAPI by €200 million in the form of a perpetual subordinated hybrid bond. The fair value of this investment as of December 31, 2025 is €143 million.